Common shares - Stock compensation expense (Details) - Restricted Stock $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
For the year ending December 31, 2025	$ 58,645
For the year ending December 31, 2026	40,157
For the year ending December 31, 2027	18,535
For the year ending December 31, 2028	5,126
Total expected stock compensation expense	122,463
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
For the year ending December 31, 2025	57,305
For the year ending December 31, 2026	39,826
For the year ending December 31, 2027	18,535
For the year ending December 31, 2028	5,126
Total expected stock compensation expense	120,792
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
For the year ending December 31, 2025	1,340
For the year ending December 31, 2026	331
For the year ending December 31, 2027	0
For the year ending December 31, 2028	0
Total expected stock compensation expense	$ 1,671